Income Taxes - Detail of Deferred Tax Assets and Liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating and capital loss and tax credit carryforwards	$ 619.5	$ 835.2
Postretirement benefits	92.5	142.6
Pension benefits	117.5	260.3
Inventories	47.9	60.5
Other assets	71.6	146.9
Valuation allowance	(735.7)	(1,189.7)	$ (1,232.3)	$ (1,005.3)
Total deferred tax assets	213.3	255.8
Deferred tax liabilities:
Depreciable assets	(121.9)	(213.3)
Other liabilities	(118.3)	(48.7)
Total deferred tax liabilities	(240.2)	(262.0)
Net deferred tax liabilities	(26.9)	$ (6.2)
Undistributed earnings of foreign subsidiaries	$ 0.0